UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7486

        Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Premium Income Municipal Fund (NMY)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 3.1% (2.0% of Total Investments)
$ 4,825	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	A–	$4,402,184
	9/01/39 – XLCA Insured

	Consumer Staples – 2.0% (1.3% of Total Investments)
2,980	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	2,801,379
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 17.3% (11.4% of Total Investments)
1,250	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	1,126,925
	Series 2006, 5.625%, 9/01/38
1,000	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	974,990
	Series 2004, 5.250%, 4/01/34
	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of
	Maryland – College Park, Series 2001:
980	5.375%, 7/01/15 – AMBAC Insured	7/11 at 100.00	AAA	1,031,058
980	5.375%, 7/01/16 – AMBAC Insured	7/11 at 100.00	AAA	1,031,058
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,
	Series 2000:
750	5.250%, 7/01/25 – FSA Insured	1/11 at 101.00	AAA	755,355
500	5.250%, 7/01/30 – FSA Insured	1/11 at 101.00	AAA	500,385
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	1,170,263
	Series 2004, 5.125%, 7/01/34
1,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	1,139,796
	College of Art, Series 2007, 5.000%, 6/01/36
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns	7/08 at 101.00	AA	1,528,005
	Hopkins University, Series 1997, 5.625%, 7/01/27
1,365	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	1,387,359
	Center Project, Series 2005A, 5.000%, 5/01/19
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	AAA	10,423,595
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – MBIA Insured
1,685	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA	1,707,242
	5.000%, 10/01/22
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
1,400	5.000%, 11/01/31	11/16 at 100.00	BBB+	1,293,922
850	4.500%, 11/01/36	11/16 at 100.00	BBB+	701,531

24,290	Total Education and Civic Organizations			24,771,484

	Health Care – 23.5% (15.4% of Total Investments)
1,500	Maryland Health and Higher Educational Facilities Authority, Auction Rate Revenue Bonds, Johns	4/08 at 100.00	A+	1,500,000
	Hopkins Health System, Series 2007B, 7.500%, 5/15/38 – FGIC Insured
1,525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	1,479,113
	Hospital, Series 2004, 5.500%, 7/01/36
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	3,171,123
	General Hospital, Series 2002, 5.800%, 7/01/32
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	Baa1	337,184
	Center, Series 2006, 5.000%, 7/01/40
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	1,467,514
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
1,740	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa2	1,522,517
	Hospital, Series 2007A, 5.000%, 7/01/29
1,400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	1,214,402
	Hospital, Series 2002, 5.125%, 7/01/35
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	1,354,770
	Medical Center, Series 2001, 5.000%, 7/01/34 – MBIA Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/08 at 101.00	AAA	1,004,620
	Hospital, Howard County General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 –
	MBIA Insured
1,430	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/14 at 100.00	AA	1,228,456
	Hospital, Series 2004, Inverse 1003, 8.288%, 7/01/33 (IF)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/09 at 101.00	A+	2,038,800
	System, Series 1998A, 5.375%, 7/01/15
3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	3,421,748
	Institute, Series 2003, 5.500%, 7/01/33
1,175	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AAA	1,137,036
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	1,664,635
	Series 2004, 5.375%, 8/15/24
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
1,010	5.000%, 7/01/37	7/17 at 100.00	BBB	837,603
670	5.500%, 7/01/42	7/17 at 100.00	BBB	595,228
1,700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	1,507,475
	Medical Center, Series 2006, 5.000%, 7/01/36
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/12 at 100.00	A3	3,211,520
	Cecil County, Series 2002, 5.625%, 7/01/32
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/13 at 100.00	AAA	978,090
	Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB–	1,499,199
	Hospital, Series 2008, 5.750%, 1/01/38
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AAA	1,835,600
	Health, Series 2006A, 5.000%, 7/01/34 – MBIA Insured
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
420	5.375%, 7/01/14	7/08 at 100.00	B3	364,035
295	5.300%, 7/01/24	7/08 at 100.00	B3	221,008

36,145	Total Health Care			33,591,676

	Housing/Multifamily – 12.5% (8.2% of Total Investments)
1,450	Maryland Community Development Administration, FNMA Multifamily Development Revenue Bonds,	2/11 at 101.00	Aaa	1,478,594
	Edgewater Village Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative Minimum Tax)
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%,	1/09 at 101.00	Aa2	2,293,500
	7/01/41 (Alternative Minimum Tax)
880	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%,	1/10 at 100.00	Aa2	887,339
	7/01/32 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B2	870,280
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/09 at 102.00	Baa3	1,015,020
	Foundation – Salisbury State University, Series 1999A, 6.000%, 6/01/19
1,145	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	1,032,641
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
3,830	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily	7/08 at 101.00	Aaa	3,697,291
	Housing Development Bonds, Series 1998A, 5.200%, 7/01/30
360	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	7/08 at 100.00	Aa2	360,479
	Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,023,640
	Bonds, Series 2000A, 6.100%, 7/01/30
540	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue	9/09 at 102.00	AAA	543,397
	Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)
	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue
	Refunding Bonds, Overlook Apartments, Series 1995A:
2,000	5.700%, 12/20/15	6/08 at 100.00	AAA	2,002,400
1,670	5.750%, 12/20/19	6/08 at 100.00	AAA	1,671,319

18,375	Total Housing/Multifamily			17,875,900

	Housing/Single Family – 7.6% (5.0% of Total Investments)
650	Maryland Community Development Administration Department of Housing and Community Development,	3/17 at 100.00	Aa2	598,280
	Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative Minimum Tax)
1,195	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	1,100,667
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
4,100	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	3,764,620
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)
1,630	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	1,452,607
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)
1,200	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	1,040,424
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)
2,330	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E,	9/14 at 100.00	Aa2	2,042,222
	4.900%, 9/01/36 (Alternative Minimum Tax)
600	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	546,684
	4.750%, 9/01/25 (Alternative Minimum Tax)
5	Prince George’s County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single	8/10 at 100.00	AAA	5,047
	Family Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)
320	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	AAA	325,360
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

12,030	Total Housing/Single Family			10,875,911

	Industrials – 1.4% (0.9% of Total Investments)
2,010	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	1,924,052
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)

	Long-Term Care – 2.7% (1.8% of Total Investments)
2,455	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	2,047,028
1,000	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A, 5.625%,	1/09 at 101.00	AA	1,003,940
	1/01/25 – RAAI Insured
1,065	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	BBB+	865,717
	Retirement Community, Series 2007, 4.750%, 7/01/34

4,520	Total Long-Term Care			3,916,685

	Tax Obligation/General – 35.1% (23.1% of Total Investments)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AAA	2,155,576
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
1,310	5.000%, 3/01/21	3/16 at 100.00	AAA	1,342,816
1,000	5.000%, 3/01/21	3/16 at 100.00	AAA	1,025,050
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	730,662
	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue:
2,500	5.000%, 6/01/25	6/11 at 101.00	AAA	2,477,000
3,500	5.000%, 6/01/26	6/11 at 101.00	AAA	3,446,205
1,000	Baltimore, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 1989B,	No Opt. Call	AA–	1,027,250
	7.150%, 10/15/08
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	AAA	1,552,012
	5.000%, 10/15/22 – AMBAC Insured
700	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	753,151
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds,
	Series 2006:
2,185	5.000%, 3/01/14	No Opt. Call	AA	2,358,686
820	5.000%, 3/01/16	No Opt. Call	AA	882,681
1,500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006,	No Opt. Call	AA	1,561,725
	5.000%, 11/01/20
	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B:
1,625	5.000%, 8/15/17	2/14 at 100.00	AAA	1,726,075
1,180	5.000%, 8/15/19	2/14 at 100.00	AAA	1,221,442
1,725	Howard County, Maryland, Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	1,812,596
1,190	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AA+	1,257,985
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
3,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,252,510
	2005A, 5.000%, 7/01/15
3,520	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,807,231
	2006, 5.000%, 5/01/16
	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding
	Bonds, Series 2001:
1,750	5.250%, 10/01/13	10/11 at 101.00	AAA	1,877,033
2,000	5.250%, 10/01/18	10/11 at 101.00	AAA	2,120,420
2,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	9/12 at 101.00	AA+	1,917,740
	Series 2002, 4.100%, 9/15/19
5,770	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AA+	5,983,374
	Series 2003A, 5.000%, 10/01/18
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	Sewerage Disposal Bonds, Series 2005:
2,000	5.000%, 6/01/16	6/15 at 100.00	AAA	2,146,500
1,235	5.000%, 6/01/23	6/15 at 100.00	AAA	1,248,387
1,235	5.000%, 6/01/24	6/15 at 100.00	AAA	1,243,126
1,235	5.000%, 6/01/25	6/15 at 100.00	AAA	1,240,125

48,235	Total Tax Obligation/General			50,167,358

	Tax Obligation/Limited – 15.3% (10.1% of Total Investments)
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005,	9/15 at 101.00	N/R	249,054
	5.500%, 9/01/34
340	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/10 at 102.00	AA	341,680
	Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
900	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	772,614
	5.750%, 7/01/34
	Maryland Department of Transportation, Certificates of Participation, Mass Transit
	Administration Project, Series 2000:
875	5.500%, 10/15/19 (Alternative Minimum Tax)	10/10 at 101.00	AA+	884,380
925	5.500%, 10/15/20 (Alternative Minimum Tax)	10/10 at 101.00	AA+	931,272
4,250	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	4,714,057
	5.500%, 2/01/16
1,875	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,981,331
	Headquarters Building, Series 2002, 5.375%, 6/01/19
1,700	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center	6/13 at 100.00	AA+	1,696,124
	Facilities, Series 2003, 5.000%, 6/15/24
1,000	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002,	6/12 at 100.00	AA	1,010,420
	5.000%, 6/01/21
675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	AA	672,557
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
635	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds,	11/10 at 100.00	AA+	664,381
	Series 2000, 5.125%, 11/01/15
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,000	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	AAA	982,670
2,500	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	AAA	2,377,250
1,000	5.250%, 7/01/33 – MBIA Insured	No Opt. Call	AAA	945,090
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA	2,129,652
1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	1,558,935
	5.500%, 7/01/19 – MBIA Insured

21,575	Total Tax Obligation/Limited			21,911,467

	Transportation – 2.0% (1.3% of Total Investments)
1,060	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%,	No Opt. Call	A	1,111,357
	7/01/17 – FGIC Insured
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/08 at 100.00	CCC+	1,789,210
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)

3,135	Total Transportation			2,900,567

	U.S. Guaranteed – 22.3% (14.6% of Total Investments) (4)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	A+ (4)	1,985,480
	FGIC Insured (ETM)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	A+ (4)	2,025,780
	7/01/24 – FGIC Insured (ETM)
1,245	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AAA	1,343,006
	(Pre-refunded 7/01/16) – AMBAC Insured
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
200	5.750%, 9/01/25 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	212,640
200	5.800%, 9/01/30 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB– (4)	212,834
3,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 1999, 5.250%,	7/09 at 101.00	AAA	3,126,540
	7/01/18 (Pre-refunded 7/01/09)
275	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/10 at 102.00	AA (4)	297,193
	Bonds, Series 2001A, 5.700%, 7/01/29 (Pre-refunded 7/01/10) – RAAI Insured
2,255	Gaithersburg, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Shady	No Opt. Call	AAA	2,445,299
	Grove Adventist Hospital, Series 1995, 6.500%, 9/01/12 – FSA Insured (ETM)
575	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A,	2/12 at 100.00	AAA	616,527
	5.250%, 8/15/18 (Pre-refunded 2/15/12)
	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds,
	Series 1996A:
905	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R (4)	1,022,768
685	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R (4)	774,139
2,250	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/09 at 102.00	Baa2 (4)	2,373,300
	Foundation – College Park, Series 1999A, 5.750%, 6/01/24 (Pre-refunded 6/01/09)
3,200	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	AAA	3,208,064
	Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	7/08 at 100.00	Aaa	3,182,813
	General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)
2,040	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A (4)	2,208,218
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/12 at 100.00	A (4)	1,659,525
	Maryland Medical System, Series 2002, 6.000%, 7/01/22 (Pre-refunded 7/01/12)
210	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	238,566
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,038,390
	5.500%, 10/01/20
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	1,114,040
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
520	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	541,793
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	2,196,040
	10/01/24 (Pre-refunded 10/01/10)

30,185	Total U.S. Guaranteed			31,822,955

	Utilities – 4.1% (2.7% of Total Investments)
2,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	5/08 at 100.00	N/R	2,365,950
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	7/14 at 100.00	A	3,450,475
	FGIC Insured

6,000	Total Utilities			5,816,425

	Water and Sewer – 3.3% (2.2% of Total Investments)
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	A+	1,013,159
	7/01/24 – FGIC Insured
1,655	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AAA	1,623,605
	AMBAC Insured
1,260	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AAA	1,206,891
	AMBAC Insured
860	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	932,859
	2005A, 5.000%, 9/01/15

4,820	Total Water and Sewer			4,776,514

$ 219,125	Total Investments (cost $222,850,012) – 152.2%			217,554,557

	Other Assets Less Liabilities – 3.1%			4,523,432

	Preferred Shares, at Liquidation Value – (55.3)% (5)			(79,100,000)

	Net Assets Applicable to Common Shares – 100%			$142,977,989

Forward Swaps outstanding at February 29, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Royal Bank of Canada	$4,200,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	$235,709

SIFM–The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.4)%.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2008, the cost of investments was $222,923,204.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 3,796,438
Depreciation	(9,165,085)

Net unrealized appreciation (depreciation) of investments	$(5,368,647)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008